Employee Information - Summary of Remuneration to Board Members and Presidents in Subsidiaries (Detail) - SEK (kr) kr in Millions	Dec. 31, 2019	Dec. 31, 2018
Number And Average Number Of Employees [Abstract]
Salary and other remuneration	kr 369	kr 273
Of which annual variable remuneration	83	28
Pension costs	kr 25	kr 25